INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2017
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6 INTANGIBLE ASSETS, NET

        Intangible assets consisted of the following:

	As of December 31, 2016	As of September 30, 2017
Customer relationships	104,322	280,822
Favorable lease	15,500	15,500
Others	—	6,000

	119,822	302,322
Less: accumulated amortization	(27,253)	(43,093)

Intangible assets, net	92,569	259,229

        Amortization of intangible assets was RMB10,070 and RMB15,840 for the nine-month periods ended September 30, 2016 and 2017, respectively.